COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019 EUR (€)	Jun. 30, 2017 CNY (¥)	Jan. 31, 2016 CNY (¥)	Feb. 28, 2013 CNY (¥)	Jul. 31, 2008 CNY (¥)	Dec. 31, 2018 USD ($)	Nov. 22, 2017 CNY (¥)
Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted | $								$ 42.9
Case Against Wuxi Zhongcai [Member]
Contingencies [Line Items]
Amount of claim					¥ 102.0	¥ 2.7
Amount of claim against party						93.2			¥ 93.2
Payment for long-term purchase agreement deposit				¥ 95.6			¥ 95.6
Provision for doubtful accounts receivable					¥ 150.0	¥ 93.2			¥ 93.2
Litigation Settlement, Amount Awarded from Other Party		¥ 93.2
Cash with the settlement agreement	¥ 52.5
Jiangxi Jinko [Member]
Contingencies [Line Items]
Amount of claim | €			€ 1,965,170
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Contingencies [Line Items]
Amount of claim | €			€ 846,604.41